Description of Business and Organisation (Details)							3 Months Ended		12 Months Ended
	Nov. 21, 2023 CNY (¥) shares	Nov. 21, 2023 USD ($)	Aug. 19, 2023 CNY (¥)	Aug. 19, 2023 USD ($)	Apr. 01, 2022 CNY (¥) shares	Jan. 10, 2019 CNY (¥) shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 21, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares
Class of Stock [Line Items]
Received net amount total after deducting underwriting discounts												¥ 213,200,000	$ 30,100,000
Interest free loans										¥ 10,000,000
Drawdown amount							¥ 1,000,000	¥ 1,000,000
Recognized gain					¥ 426,690		63,362,821		$ 13,600,000
Net payable							62,936,131
Revenue generated
Percentage of cooperates									80.00%
Net profit of serving fee percent									100.00%
Consideration paid						¥ 1
Granted share (in Shares) | shares						360,144
Renewed term										20 years	20 years
Number of share granted (in Shares) | shares					22,509
VIE arrangement				$ 134,665	¥ 13,116,960
Arrangement measured description			(i) the consideration of RMB1 receivable, (ii) the carrying amount of Mengwei’s net liabilities of RMB1,770,095, including goodwill of RMB1,635,431.	(i) the consideration of RMB1 receivable, (ii) the carrying amount of Mengwei’s net liabilities of RMB1,770,095, including goodwill of RMB1,635,431.	(i) the consideration of RMB1 receivable, (ii) the incremental fair value of RMB1,424,721 of the share options exchanged on April 1, 2022, and (iii) the carrying amount of Farm Entities’ net liabilities of RMB15,658,584, including goodwill of RMB1,116,904
Exclusive Consultancy and Service Agreement [Member]
Class of Stock [Line Items]
Renewed term										20 years	20 years
Loan Agreement [Member]
Class of Stock [Line Items]
Period of service term									20 years
Sale and purchase agreement			¥ 1
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued (in Shares) | shares										20,028,168	20,028,168				5,638,277
Shares for total amount total amount										¥ 2,230,296	$ 314,131				¥ 584,961
IPO [Member]
Class of Stock [Line Items]
Received net amount total after deducting underwriting discounts	¥ 213,200,000													$ 30,000,000
Other offering expenses payable	¥ 21,600,000	$ 3,100,000
IPO [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued (in Shares) | shares	3,900,000													3,900,000
Shares for total amount total amount	¥ 234,800,000													$ 33,100,000